SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year		$ 16,481	$ 12,939	$ 8,841
Net income attributable to non-controlling interest		163	1,356	1,887
Dividend paid	[1]	(978)		(243)
Adjustment to redemption value		(203)	1,137	2,248
Foreign currency translation adjustments		(931)	1,049	206
Adjustment to Call option value	[2]	5,587
Call option exercise	[2]	(20,119)
Redeemable non-controlling interest-end of the year			$ 16,481	$ 12,939
Canadian Quartz Holdings Inc. [Member]
Noncontrolling Interest [Line Items]
Equity interest held by CIOT		45.00%

[1]	In 2018 and 2016 dividend payment was made by Company's subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.
[2]	See also Note 1c